STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Aug. 31, 2020	Jan. 31, 2020	Oct. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			1,333,334	333,334	1,000,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 3,286,370
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	$ 3,859,785	$ 1,227,578
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	827,427	163,492
Fair Value of Options	$ 8,507,311
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	$ 2,739,490
Employee Stock [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	137,292
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
Common Stock [Member] | Employee Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	827,427